CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues	$ 80,415	$ 86,127	$ 82,949
EXPENSES:
Voyage expenses	2,501	2,008	1,609
Vessel operating expenses	18,395	19,086	18,527
General and administrative expenses	7,617	7,506	6,697
OTHER EXPENSES:
Interest income	385	467	346
Related Party [Member]
Revenues	8,943	8,967	8,943
EXPENSES:
Voyage expenses	1,015	1,040	1,037
Vessel operating expenses	11	46	42
General and administrative expenses	6,360	6,360	5,360
OTHER EXPENSES:
Interest income	$ 277	$ 0	$ 0